Share Capital - Disclosure of fair value assumptions of the warrants granted (Details) - Warrants [Member]	12 Months Ended
Apr. 30, 2022 Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	0.43%
Expected Dividend Yield	0.00%
Expected Term in Years	1
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected Volatility	100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected Volatility	103.90%